PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2024	2023
Prepaid expenses	$15,944	$13,189
Related parties’ receivable	1,587	6,337
Government institutions	7,376	2,731
Derivative instruments	2,984	9,806
Interest receivable	4,864	4,484
Short-term vendor deposits	335	338
Deferred contract costs	10,409	1,810
Other current assets	1,337	408
Total prepaid expenses and other current assets	$44,836	$39,103